LOANS AND BORROWINGS - Current (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of current loans and borrowings [line items]
Loans	¥ 2,131	¥ 6,932
Notes	10,459	2,059
Total	12,590	8,991
Short-term loans and borrowings [member]
Disclosure of current loans and borrowings [line items]
Loans	1,905	4,960
Notes	0	0
Total	¥ 1,905	4,960
Short-term loans and borrowings [member] | General loans [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis	LIBOR
Loans	¥ 1,905	4,960
Notes	0	0
Total	¥ 1,905	4,960
Short-term loans and borrowings [member] | General loans [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	0.60%
Short-term loans and borrowings [member] | General loans [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	3.915%
Final maturity	P1Y
Loans and borrowings due within one year [member]
Disclosure of current loans and borrowings [line items]
Loans	¥ 226	1,972
Notes	10,459	2,059
Total	¥ 10,685	4,031
Loans and borrowings due within one year [member] | For Tangguh LNG Project [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis	LIBOR
Loans	¥ 226	223
Notes	0	0
Total	¥ 226	223
Loans and borrowings due within one year [member] | For Tangguh LNG Project [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	0.19%
Loans and borrowings due within one year [member] | For Tangguh LNG Project [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	0.335%
Final maturity	P1Y
Loans and borrowings due within one year [member] | General loans [member] | CUCBM [member]
Disclosure of current loans and borrowings [line items]
Loans	¥ 0	1,749
Notes	0	0
Total	¥ 0	1,749
Loans and borrowings due within one year [member] | General loans [member] | CUCBM [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate	3.75%
Loans and borrowings due within one year [member] | General loans [member] | CUCBM [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate	4.125%
Final maturity	P1Y
Loans and borrowings due within one year [member] | Notes [member]
Disclosure of current loans and borrowings [line items]
Loans	¥ 0	0
Notes	10,459	2,059
Total	¥ 10,459	¥ 2,059